Offerings - Offering: 1	Sep. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 6,565,856.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 906.74
Offering Note